GENERAL (Details Narrative) $ in Millions		12 Months Ended
	Nov. 15, 2023 ₪ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2023 ₪ / shares
Proceeds from issuance of shares | $		$ 34
Number of share | shares	1
Ordinary share, par value			₪ 0.08	₪ 0.08
Minimum [Member] | Common Stock [Member]
Ordinary share, par value	₪ 0.01
Maximum [Member] | Common Stock [Member]
Ordinary share, par value	₪ 0.08